Segment Information	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Segment Reporting [Abstract]
Segment Information
11.	SEGMENT INFORMATION

The Company has determined that it has three operating segments, which are its reportable segments: the West; Central; and East regions. These segments are consistent with the Company’s management reporting structure. Each region’s operations consist of various activities related to the production, distribution and sale of construction materials, products and the provision of construction services. Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment. The accounting policies applicable to each segment are consistent with those used in preparing the consolidated financial statements. The following tables display selected financial data for the Company’s reportable segments:

	Six months ended
	June 28, 2014	June 29, 2013
Revenue:
West region	$267,130	$179,719
Central region	156,659	128,680
East region	51,597	53,272

Total revenue	$475,386	$361,671

	Six months ended
	June 28, 2014	June 29, 2013
Segment profit:
West region	$32,541	$85
Central region	28,400	19,182
East region	(1,406)	(2,377)
Corporate and other	(19,046)	(12,272)

Total reportable segments and corporate	40,489	4,618
Interest expense	40,470	27,849
Depreciation, depletion, amortization and accretion	40,695	36,026

Income (loss) from continuing operations before taxes	$(40,676)	$(59,257)

	Six months ended
	June 28, 2014	June 29, 2013
Cash paid for capital expenditures:
West region	$17,924	$14,194
Central region	23,372	19,826
East region	5,533	5,742

Total reportable segments	46,829	39,762
Corporate and other	2,431	766

Total capital expenditures	$49,260	$40,528

	Six months ended
	June 28, 2014	June 29, 2013
Depreciation, depletion, amortization and accretion:
West region	$14,414	$12,291
Central region	18,351	16,329
East region	7,288	7,362

Total reportable segments	40,053	35,982
Corporate and other	642	44

Total depreciation, depletion, amortization and accretion	$40,695	$36,026

	June 28, 2014	December 28, 2013
Total assets:
West region	$659,071	$383,544
Central region	694,582	657,421
East region	235,835	192,486

Total reportable segments	1,589,488	1,233,451
Corporate and other	28,152	14,343

Total	$1,617,640	$1,247,794

	Six months ended
	June 28, 2014	June 29, 2013
Revenue by product:*
Aggregates	$91,365	$68,304
Cement	33,387	30,914
Ready-mixed concrete	113,769	46,412
Asphalt	99,082	75,208
Paving and related services	199,420	171,946
Other	(61,637)	(31,113)

Total revenue	$475,386	$361,671

*	Revenue by product includes intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other.

(20) Segment Information

The Company has determined that it has three operating segments, which are its reportable segments: Central; West; and East regions. These segments are consistent with the Company’s management reporting structure. The operating results of each segment are regularly reviewed and evaluated separately by the Chief Executive Officer, the Company’s Chief Operating Decision Maker (“CODM”). The CODM primarily evaluates the performance of its segments and allocates resources to them based on segment profit, which is computed as earnings from continuing operations before interest, taxes, depreciation, depletion, amortization, accretion and goodwill impairment. In addition, certain items such as management fees are excluded from the calculation of segment profit.

Each region has several acquired subsidiaries that are engaged in various activities including quarry mining, aggregate production and contracting. Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

The following tables display selected financial data for the Company’s reportable business segments for the following fiscal years:

	2013	2012	2011
Revenue:
Central region	$329,621	$302,113	$264,008
West region	426,195	484,922	362,577
East region	160,385	139,219	162,491

Total revenue	$916,201	$926,254	$789,076

	2013	2012	2011
Segment profit (loss):
Central region	$72,918	$65,767	$65,651
West region	28,607	14,429	36,442
East region	15,134	10,782	15,504
Corporate and other (1)	(24,878)	(15,560)	(9,877)

Total reportable segments and corporate	91,781	75,418	107,720
Interest expense	56,443	58,079	47,784
Depreciation, depletion, amortization and accretion	72,934	68,290	61,377
Goodwill impairment	68,202	—	—

Loss from continuing operations before taxes	$(105,798)	$(50,951)	$(1,441)

(1)	Corporate results primarily consist of compensation and office expenses for employees included in the Company’s headquarters and transactions costs.

	2013	2012	2011
Cash paid for capital expenditures:
Central region	$33,030	$20,996	$20,078
West region	21,856	14,993	9,256
East region	7,753	8,736	9,311

Total reportable segments	62,639	44,725	38,645
Corporate and other	3,360	763	11

Total capital expenditures	$65,999	$45,488	$38,656

	2013	2012	2011
Depreciation, depletion, amortization and accretion:
Central region	$33,808	$30,215	$27,646
West region	24,167	23,771	19,706
East region	14,493	14,223	13,938

Total reportable segments	72,468	68,209	61,290
Corporate and other	466	81	87

Total depreciation, depletion, amortization and accretion	$72,934	$68,290	$61,377

	2013	2012	2011
Total assets:
Central region	$657,421	$610,003	$587,341
West region	383,544	428,115	451,017
East region	192,486	224,603	238,018

Total reportable segments	1,233,451	1,262,721	1,276,376
Corporate and other	14,343	18,492	7,889

Total assets	$1,247,794	$1,281,213	$1,284,265

	2013	2012	2011
Revenue by product:*
Aggregates	$159,019	$146,991	$116,082
Cement	76,211	77,676	69,664
Ready-mixed concrete	112,878	100,941	94,302
Asphalt	219,811	242,458	182,952
Construction and paving	478,280	505,189	464,866
Other	(129,998)	(147,001)	(138,790)

Total revenue	$916,201	$926,254	$789,076

*	Revenue by product includes intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other.